INCOME TAX (Restated, see Note 2)	11 Months Ended
Dec. 31, 2020
INCOME TAX (Restated, see Note 2)
INCOME TAX (Restated, see Note 2)

NOTE 10. INCOME TAX (Restated, see Note 2 — Amendment 1)

The Company’s net deferred tax assets are as follows:

December 31,
2020
Deferred tax assets (liabilities)
Net operating loss carryforward	$36,961
Startup and organizational costs	472,542
Unrealized gain on marketable securities	(43,985)
Total deferred tax assets	465,518
Valuation Allowance	(465,518)
Deferred tax assets, net of allowance	$—

The income tax provision consists of the following:

For the Period from
February 14, 2020
(Inception)
Through
December 31,
2020
Federal
Current	$—
Deferred	(465,518)

State and Local
Current	—
Deferred	—

Change in valuation allowance	465,518

Income tax provision	$—

As of December 31, 2020, the Company had $176,006 of U.S. federal net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from February 14, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $465,518.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

December 31,
2020
Statutory federal income tax rate	21.0%
Change in fair value of warrants	(17.1)%
Transaction costs incurred in connection with warrant liabilities	(0.9)%
Valuation allowance	(3.0)%
Income tax provision	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. See Note 2 for a discussion on the restatement of the Company’s financial statements.